Schedule of options outstanding (Details)	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding | shares	2,672,083
Aggregate intrinsic value | $	$ 461,400
Weighted-average remaining contractual life	7 years 4 months 24 days
Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 9.00
Options outstanding | shares	352,125
Aggregate intrinsic value | $
Weighted-average remaining contractual life	8 years 4 months 24 days
Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 0.002
Options outstanding | shares	1,602,083
Aggregate intrinsic value | $	$ 461,400
Weighted-average remaining contractual life	6 years 9 months 18 days
Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 2.00
Options outstanding | shares	717,875
Aggregate intrinsic value | $
Weighted-average remaining contractual life	8 years 2 months 12 days